Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Deferred tax assets:
Net operating loss	₨ 8,620		$ 117.9		₨ 4,926
Tax on Inter — Company margin	320		4.4		55
Deferred revenue	466		6.4		377
Asset retirement obligation	191		2.6		179
Depreciation and amortization	102		1.4		288
Minimum alternate tax credit	612		8.4		643
Other deductible temporary difference	280		3.8		336
Capital loss on investment in rooftop and other assets	741		10.1
Valuation allowance*	(1,088)	[1],[2]	(14.9)	[1],[2]	(217)	[1],[2]	$ (3.0)	₨ (328)
Deferred tax liabilities:
Depreciation and amortization	9,697		132.6		6,033
Other comprehensive income	845		11.5		971
Net deferred tax (liability) asset	₨ (298)		$ (4.0)		₨ (417)

[1]	For 2021, the valuation allowance includes INR 741 million relating to the capital loss on rooftop and other assets classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.
[2]	The valuation allowance includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.